INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of significant components of the deferred taxes

The following are the significant components of the Company’s deferred taxes as of December 31:

	2021	2020
Non-capital losses carried forward	$11,640,000	$8,981,000
Research and development expenditures	3,421,000	3,230,000
Investment tax credits	2,201,000	2,078,000
Tax value of technology rights and property and equipment in excess of accounting basis	287,000	293,000
Unrealized foreign exchange loss on convertible debt	12,000	—
Share issue costs	550,000	138,000
Total deferred income tax assets	18,111,000	14,720,000
Valuation allowance	(18,111,000)	(14,720,000)
Net deferred income tax assets	$—	$—

Schedule of reconciliation of the combined federal and provincial statutory income tax rate applied to the net loss for the year to the income tax recovery

A reconciliation of the combined federal and provincial statutory income tax rate applied to the net loss for the year to the income tax recovery as of December 31 is as follows:

	2021	2020
Basic combined Canadian statutory income tax rate	26.5%	26.5%
Income tax recovery based on statutory rate	$(2,457,000)	$(1,126,000)
Permanent differences	396,000	94,000
Share issue costs recorded, net of equity	(443,000)	(61,000)
Unrecognized benefit of current year tax losses	2,504,000	1,093,000
	$—	$—